Flight equipment held for sale (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	$ 292,808	$ 304,362
Flight equipment held-for-sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Flight equipment held for sale	292,800	304,400
Maintenance and security deposit received from the lessee to be assumed by the buyers of the aircraft	$ 67,000	$ 16,000